Schedule of Summarized Financial Information for Equity Investees Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Current assets	$ 3,983	$ 3,516
Noncurrent assets	7,748	8,159
Total assets	11,731	11,675
Current liabilities	4,692	5,526
Noncurrent liabilities	5	5
Equity	7,034	6,144
Total liabilities and equity	$ 11,731	$ 11,675